Retirement-Related Benefits - Contributions and Direct Benefit Payments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Defined Benefit Plan Disclosure [Line Items]
Total	$ 2,085	$ 2,066
Contributions by employer - Noncash	424	288
Non-U.S. DB plans
Defined Benefit Plan Disclosure [Line Items]
Total	86	166
Multi-employer plans
Defined Benefit Plan Disclosure [Line Items]
Total	17	23
DC plans
Defined Benefit Plan Disclosure [Line Items]
Total	992	1,015
Direct Benefit Payments
Defined Benefit Plan Disclosure [Line Items]
Total	671	538
Nonpension Postretirement Plans
Defined Benefit Plan Disclosure [Line Items]
Total	319	325
Nonpension Postretirement Plans | Non-U.S. DB plans
Defined Benefit Plan Disclosure [Line Items]
Contributions by employer - Noncash	$ 416	$ 452